Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 2,319	£ 1,685
Other income	77	30
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(133)	(212)
Other income	116	100
Other comprehensive income	0	25
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(17)	(87)
Significant unobservable inputs (Level 3) [member] | Investment property [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	0
Significant unobservable inputs (Level 3) [member] | Net derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(155)	(305)
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(155)	(305)
Trading portfolio liabilities [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	0
Financial liabilities designated at fair value [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	18	45
Other income	0	(2)
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	18	43
Trading portfolio assets [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(3)	(25)
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(3)	(25)
Financial assets at fair value through income statement [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	7	73
Other income	116	102
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	123	175
Financial assets at fair value through other comprehensive income [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0
Other income	0
Other comprehensive income	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ 0
Financial Investments [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income		0
Other income		0
Other comprehensive income		25
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end		£ 25